----------------------------
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                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

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                                                    hours per response: 19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21701
                                   ---------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2001 North Main Street, Suite 270      Walnut Creek, California      94596
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 935-2900
                                                    --------------

Date of fiscal year end: August 31, 2007
                         ---------------

Date of reporting period: February 28, 2007
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

                                DESTINATION FUNDS

                         Destination Select Equity Fund












                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2007
                                   (UNAUDITED)






                               INVESTMENT ADVISOR
                      Destination Capital Management, Inc.
                                Walnut Creek, CA

DESTINATION SELECT EQUITY FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------

                DESTINATION SELECT EQUITY FUND VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                                                           Destination
                                                          Select Equity  S&P 500
                                                               Fund       Index
--------------------------------------------------------   -----------   -------
Consumer Discretionary                                        21.5%       10.7%
Consumer Staples                                              13.5%        9.3%
Energy                                                         0.0%        9.7%
Financials                                                    25.3%       21.8%
Health Care                                                   16.6%       12.2%
Industrials                                                    5.5%       10.9%
Information Technology                                        11.3%       14.9%
Materials                                                      0.0%        3.2%
Telecommunications Services                                    4.2%        3.6%
Utilities                                                      0.0%        3.6%
Cash                                                           2.1%        0.0%
--------------------------------------------------------------------------------

                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------

                    SECURITY DESCRIPTION                         % OF NET ASSETS
--------------------------------------------------------------   ---------------
Carnival Corp.                                                         5.9%
DreamWorks Animation SKG, Inc.                                         5.9%
Johnson & Johnson                                                      5.8%
General Electric Co.                                                   5.5%
Automatic Data Processing, Inc.                                        5.0%
SLM Corp.                                                              4.8%
Wm. Wrigley Jr. Co.                                                    4.4%
Legg Mason, Inc.                                                       4.4%
Stryker Corp.                                                          4.2%
Nokia Oyj - ADR                                                        4.2%

DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007 (UNAUDITED)
==========================================================================================================

ASSETS
   Investments in securities:
      At acquisition cost                                                                         $671,671
                                                                                                  ========
      At value                                                                                    $720,953
   Dividends receivable                                                                              1,400
   Receivable for investment securities sold                                                        20,236
   Receivable from Advisor (Note 4)                                                                 23,191
   Other assets                                                                                      3,084
                                                                                                  --------
Total Assets                                                                                       768,864
                                                                                                  --------
LIABILITIES
   Accrued liabilities:
     Payable to affiliate (Note 4)                                                                  12,010
     Other accrued expenses and liabilities                                                         12,802
   Payable for investment securities purchased                                                      36,415
                                                                                                  --------
Total Liabilities                                                                                   61,227
                                                                                                  --------

NET ASSETS                                                                                        $707,637
                                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                                $655,147
   Accumulated undistributed net investment income                                                     449
   Accumulated net realized gains from security transactions                                         2,759
   Net unrealized appreciation on investments                                                       49,282
                                                                                                  --------

NET ASSETS                                                                                        $707,637
                                                                                                  ========

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)     63,035
                                                                                                  ========

Net asset value, offering price and redemption price per share (a)                                $  11.23
                                                                                                  ========

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Dividend income                                                     $  6,323
                                                                       --------
EXPENSES
   Fund accounting fees (Note 4)                                         15,029
   Administration fees (Note 4)                                          12,000
   Professional fees                                                     11,940
   Transfer agent fees (Note 4)                                           9,000
   Trustee fees                                                           8,426
   Compliance fees (Note 4)                                               6,000
   Insurance expense                                                      3,939
   Custody fees                                                           3,316
   Registration fees                                                      2,696
   Postage and supplies                                                   2,325
   Investment advisory fees (Note 4)                                      2,278
   Other expenses                                                         3,261
                                                                       --------
Total expenses                                                           80,210
   Less fees waived and expenses reimbursed by the Advisor (Note 4)     (76,413)
                                                                       --------
Net expenses                                                              3,797
                                                                       --------
NET INVESTMENT INCOME                                                     2,526
                                                                       --------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from investments                                    2,761
   Net change in unrealized appreciation/depreciation on investments     52,810
                                                                       --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         55,571
                                                                       --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $ 58,097
                                                                       ========

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================

                                                                       SIX MONTHS ENDED
                                                                         FEBRUARY 28,     PERIOD ENDED
                                                                             2007          AUGUST 31,
                                                                          (UNAUDITED)       2006 (a)
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                   $  2,526         $  1,673
   Net realized gains from investments                                        2,761            3,166
   Net change in unrealized appreciation/depreciation on investments         52,810           (3,528)
                                                                           --------         --------
Net increase in net assets from operations                                   58,097            1,311
                                                                           --------         --------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                (3,750)              --
   From net realized gains on investments                                    (3,168)              --
                                                                           --------         --------
Net decrease in net assets from distributions to shareholders                (6,918)              --
                                                                           --------         --------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                137,966          410,828
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                           6,918               --
   Payments for shares redeemed                                                (565)              --
                                                                           --------         --------
Net increase in net assets from capital share transactions                  144,319          410,828
                                                                           --------         --------
TOTAL INCREASE IN NET ASSETS                                                195,498          412,139

NET ASSETS
   Beginning of period                                                      512,139          100,000
                                                                           --------         --------
   End of period                                                           $707,637         $512,139
                                                                           ========         ========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $    449         $  1,673
                                                                           ========         ========
CAPITAL SHARE ACTIVITY
   Shares sold                                                               12,239           40,232
   Shares reinvested                                                            614               --
   Shares redeemed                                                              (50)              --
                                                                           --------         --------
   Net increase in shares outstanding                                        12,803           40,232
   Shares outstanding at beginning of period                                 50,232           10,000
                                                                           --------         --------
   Shares outstanding at end of period                                       63,035           50,232
                                                                           ========         ========

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================

                                                              SIX MONTHS ENDED
                                                                FEBRUARY 28,     PERIOD ENDED
                                                                    2007          AUGUST 31,
                                                                 (UNAUDITED)       2006 (a)
---------------------------------------------------------------------------------------------
   Net asset value at beginning of period                      $     10.20       $     10.00
                                                               -----------       -----------
   Income from investment operations:
      Net investment income                                           0.04              0.03
      Net realized and unrealized gains on investments                1.12              0.17
                                                               -----------       -----------
   Total from investment operations                                   1.16              0.20
                                                               -----------       -----------

   Less distributions:
      From net investment income                                     (0.07)               --
      From net realized gains on investments                         (0.06)               --
                                                               -----------       -----------
   From net investment income                                        (0.13)               --
                                                               -----------       -----------

   Net asset value at end of period                            $     11.23       $     10.20
                                                               ===========       ===========

   Total return (b)                                                  11.31%(c)          2.00%(c)
                                                               ===========       ===========

   Net assets at the end of period                             $   707,637       $   512,139
                                                               ===========       ===========

Ratios/supplementary data:
   Ratio of gross expenses to average net assets                     25.11%(e)         42.55%(e)

   Ratio of net expenses to average net assets (d)                    1.25%(e)          1.24%(e)

   Ratio of net investment income to average net assets (d)           0.83%(e)          0.80%(e)

   Portfolio turnover rate                                              12%(c)            22%(e)

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(e)   Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
================================================================================
 SHARES   COMMON STOCKS - 97.9%                                          VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY - 21.5%
    900   Carnival Corp.                                               $ 41,778
  1,545   DreamWorks Animation SKG, Inc. (a)                             41,421
    460   Gannett Co., Inc.                                              28,180
    490   Home Depot, Inc.                                               19,404
    620   Walt Disney Co. (The)                                          21,241
                                                                       --------
                                                                        152,024
                                                                       --------
          CONSUMER STAPLES - 13.5%
    450   Coca-Cola Co. (The)                                            21,006
    245   Costco Wholesale Corp.                                         13,693
    550   Wal-Mart Stores, Inc.                                          26,565
    630   Wm. Wrigley Jr. Co.                                            31,374
     60   Wm. Wrigley Jr. Co. - Class B                                   2,988
                                                                       --------
                                                                         95,626
                                                                       --------
          FINANCIALS - 25.3%
    360   Capital One Financial Corp.                                    27,749
    300   Legg Mason, Inc.                                               30,822
    475   Marsh & McLennan Cos., Inc.                                    13,975
    235   Mastercard, Inc. - Class A                                     25,187
    800   SLM Corp.                                                      34,096
    820   U.S. Bancorp                                                   29,241
    825   Western Union Co.                                              17,878
                                                                       --------
                                                                        178,948
                                                                       --------
          HEALTH CARE - 16.6%
    380   Baxter International, Inc.                                     19,004
    655   Johnson & Johnson                                              41,298
  1,100   Pfizer, Inc.                                                   27,456
    480   Stryker Corp.                                                  29,770
                                                                       --------
                                                                        117,528
                                                                       --------
          INDUSTRIALS - 5.5%
  1,110   General Electric Co.                                           38,761
                                                                       --------
          INFORMATION TECHNOLOGY - 11.3%
    710   Automatic Data Processing, Inc.                                35,351
    680   First Data Corp.                                               17,360
    980   Microsoft Corp.                                                27,607
                                                                       --------
                                                                         80,318
                                                                       --------
          TELECOMMUNICATIONS SERVICES- 4.2%
  1,350   Nokia Oyj - ADR                                                29,470
                                                                       --------
          TOTAL COMMON STOCKS (COST $643,393)                          $692,675
                                                                       --------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   SHORT TERM INVESTMENTS - 4.0%                                  VALUE
--------------------------------------------------------------------------------

 28,278   AIM STIT - Liquid Assets Portfolio (The) (Cost $28,278)      $ 28,278
                                                                       --------
          TOTAL INVESTMENTS AT VALUE - 101.9% (Cost $671,671)          $720,953

          LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)                (13,316)
                                                                       --------

          TOTAL NET ASSETS - 100.0%                                    $707,637
                                                                       ========

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Destination Select Equity Fund (the "Fund") is a diversified series of The Destination Funds (the "Trust"), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund. The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the periods ended February 28, 2007 and August 31, 2006, no redemption fees were collected.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended February 28, 2007 was ordinary income. During the period ended August 31, 2006, the Fund made no distributions.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distribute at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2007:

                 Cost of portfolio investments   $671,671
                                                 ========
                 Gross unrealized appreciation     58,699
                 Gross unrealized depreciation     (9,417)
                                                 --------
                 Net unrealized appreciation     $ 49,282
                 Accumulated ordinary income        2,786
                 Accumulated long-term gains          422
                                                 --------
                 Distributable earnings          $ 52,490
                                                 ========

3. INVESTMENT TRANSACTIONS

During the six months ended February 28, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $259,779 and $67,815, respectively.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

The Advisor has contractually agreed to reduce a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This expense limitation agreement remains in effect through December 31, 2016. During the six months ended February 28, 2007, the Advisor waived its entire investment advisory fee of $2,278 and reimbursed other Fund expenses totaling $74,135.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed the annual rate of 1.25%. As of February 28, 2007, the amount available for recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $162,670. The Advisor may recoup a portion of this amount no later than the dates as stated below:

          August 31, 2009   August 31, 2010
          ---------------   ---------------
             $86,257            $76,413

The Chief Compliance Officer to the Trust is an officer of the Advisor. The Fund reimburses the Advisor $12,000 annually for compliance services provided to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. For the six months ended February 28, 2007, Ultimus was paid $12,000 in administration fees.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets. For the six months ended February 28, 2007, the Fund paid Ultimus $15,029 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. For the six months ended February 28, 2007, Ultimus was paid $9,000 in transfer agent and shareholder services fees.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in net asset value calculations as late as the last such calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on February 29, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A Fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                     Beginning             Ending
                                   Account Value        Account Value     Expenses Paid During
                                  September 1, 2006   February 28, 2007         Period*
----------------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00            $1,113.10              $6.55
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00            $1,018.60              $6.26
----------------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.25% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 181/365 (to reflect the period covered by this report).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.   CODE OF ETHICS.

No required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Destination Funds
             -------------------------


By (Signature and Title)* /s/ Michael A. Yoshikami
                          ----------------------------------------
                          Michael A. Yoshikami, President

Date April 23, 2007
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael A. Yoshikami
                          ----------------------------------------
                          Michael A. Yoshikami, President

Date April 23, 2007
     --------------


By (Signature and Title)* /s/ Mark J. Seger
                          ----------------------------------------
                          Mark J. Seger, Treasurer

Date April 23, 2007
     --------------

* Print the name and title of each signing officer under his or her signature.